Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Retirement Plan [Abstract]
Retirement Plan [Text Block]
13.	Retirement Plan

The Company provides a 401(k) Profit Sharing Plan (“401(k) Plan”) for elective deferrals whereby participants can defer up to 100% of their wages not to exceed a maximum dollar amount determined by the Federal Government each year.  The Company, at its discretion, can make matching contributions to the 401(k) Plan.  The Company may also make qualified non-elective contributions to participants who are not highly compensated employees.  All employees meeting age and hours of service requirements are eligible to participate in the 401(k) Plan beginning their first full month of service.  Participants become vested in employer contributions on a graduated scale with full vesting after five years.  No company contributions have yet been made.

13. Retirement Plan
The Company provides a 401(k) Profit Sharing Plan for elective deferrals whereby participants can defer up to 100% of their wages not to exceed a maximum dollar amount determined by the Federal Government each year. The Company, at its discretion, can make matching contributions to the plan. The Company may also make qualified non-elective contributions to participants who are not highly compensated employees. All employees meeting age and hours of service requirements are eligible to participate in the Plan after completing one year of service. Participants become vested in employer contributions on a graduated scale with full vesting after five years. No Company contributions have yet been made.